Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares		3 Months Ended		6 Months Ended
	Jul. 29, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.895	$ 0.895	$ 0.8275	$ 0.895